Financial Instruments - Loans and Other Receivables Carried at Amortized Cost (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for current expected credit losses	$ (19)	$ (22)
Loans and other receivables carried at amortized cost, net	14	21
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	26	25
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 7	$ 18